UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22558

Brookfield Investment Funds
 (Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
 (Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Name and address of agent for service)

855-777-8001

Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
September 30, 2017
	Shares	Value
COMMON STOCKS - 99.1%
AUSTRALIA - 1.8%
Pipelines - 1.8%
APA Group	673,400	$4,417,418
Total AUSTRALIA		4,417,418
BRAZIL - 1.8%
Water - 1.8%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	417,400	4,366,004
Total BRAZIL		4,366,004
CANADA - 14.6%
Electricity Transmission & Distribution - 1.0%
Hydro One Ltd.[1]	136,100	2,478,214
Pipelines - 13.6%
Enbridge, Inc.	294,500	12,301,615
Inter Pipeline Ltd.	108,400	2,245,754
Pembina Pipeline Corp.	193,400	6,785,856
TransCanada Corp.	256,735	12,689,119
Total Pipelines		34,022,344
Total CANADA		36,500,558
CHINA - 2.1%
Gas Utilities - 0.6%
ENN Energy Holdings Ltd.	183,600	1,330,114
Pipelines - 1.0%
Beijing Enterprises Holdings Ltd.	469,600	2,529,413
Water - 0.5%
Guangdong Investment Ltd.	925,100	1,320,963
Total CHINA		5,180,490
DENMARK - 1.9%
Other - 1.9%
DONG Energy A/S1	84,000	4,815,074
Total DENMARK		4,815,074
FRANCE - 6.5%
Toll Roads - 6.5%
Eiffage SA	35,900	3,717,909
Groupe Eurotunnel SE	338,600	4,082,638
Vinci SA	87,700	8,332,603
Total Toll Roads		16,133,150
Total FRANCE		16,133,150
HONG KONG - 1.2%
Gas Utilities - 1.2%
China Gas Holdings Ltd.	444,800	1,335,002
China Resources Gas Group Ltd.	486,600	1,698,562
Total Gas Utilities		3,033,564
Total HONG KONG		3,033,564
ITALY - 4.4%
Electric Utilities & Generation - 1.3%
Enel SpA	537,100	3,235,640
Pipelines - 0.7%
Italgas SpA	321,324	1,804,846
Toll Roads - 2.4%
Atlantia SpA	189,500	5,987,722
Total ITALY		11,028,208
MEXICO - 2.4%
Airports - 0.9%
Grupo Aeroportuario del Pacifico SAB de CV	227,000	2,324,849
Toll Roads - 1.5%
Promotora y Operadora de Infraestructura SAB de CV	352,677	3,723,541
Total MEXICO		6,048,390
NEW ZEALAND - 1.1%
Airports - 1.1%
Auckland International Airport Ltd.	602,700	2,806,055
Total NEW ZEALAND		2,806,055
SPAIN - 3.6%
Toll Roads - 3.6%
Abertis Infraestructuras SA	123,400	2,494,759
Ferrovial SA	239,175	5,269,913
Obrascon Huarte Lain SA [2]	345,200	1,247,671
Total Toll Roads		9,012,343
Total SPAIN		9,012,343
SWITZERLAND - 1.1%
Airports - 1.1%
Flughafen Zurich AG	11,635	2,633,171
Total SWITZERLAND		2,633,171
UNITED KINGDOM - 6.2%
Electricity Transmission & Distribution - 2.7%
National Grid PLC	531,132	6,578,357
Water - 3.5%
Pennon Group PLC	264,100	2,819,861
Severn Trent PLC	205,200	5,977,157
Total Water		8,797,018
Total UNITED KINGDOM		15,375,375
UNITED STATES - 50.4%
Electric Utilities & Generation - 5.5%
American Electric Power Company, Inc.	77,600	5,450,624
CMS Energy Corp.	54,200	2,510,544
FirstEnergy Corp.	91,700	2,827,111
Pattern Energy Group, Inc.	118,900	2,865,490
Total Electric Utilities & Generation		13,653,769
Electricity Transmission & Distribution - 10.6%
Edison International	107,500	8,295,775
PG&E Corp.	142,100	9,675,589
Sempra Energy	73,900	8,434,207
Total Electricity Transmission & Distribution		26,405,571
Gas Utilities - 0.7%
Southwest Gas Holdings, Inc.	23,100	1,793,022
Midstream - 7.8%
Cheniere Energy, Inc. [2]	37,900	1,707,016
Phillips 66 Partners LP	47,200	2,480,832
Rice Midstream Partners LP	89,920	1,882,925
Targa Resources Corp.	82,700	3,911,710
The Williams Companies, Inc.	252,900	7,589,529
Western Gas Partners LP	35,000	1,794,800
Total Midstream		19,366,812
Pipelines - 17.5%
Boardwalk Pipeline Partners LP	114,500	1,683,150
Enbridge Energy Partners LP	139,400	2,227,612
Energy Transfer Equity LP	146,500	2,546,170
Energy Transfer Partners LP	472,600	8,643,854
Enterprise Products Partners LP	371,769	9,692,018
Kinder Morgan, Inc.	548,000	10,510,640
MPLX LP	139,176	4,872,552
Plains All American Pipeline LP	166,600	3,530,254
Total Pipelines		43,706,250
Telecommunication Services - 8.3%
American Tower Corp.	103,333	14,123,554
SBA Communications Corp. [2]	45,000	6,482,250
Total Telecommunication Services		20,605,804
Total UNITED STATES		125,531,228
Total COMMON STOCKS
(Cost $207,664,957)		246,881,028
Total Investments - 99.1%
(Cost $207,664,957)		246,881,028
Other Assets in Excess of Liabilities - 0.9%		2,317,326
TOTAL NET ASSETS - 100.0%		$249,198,354
The following notes should be read in conjunction with the accompanying Schedule of Investments.
ADR - American Depositary Receipt
1 - Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of September 30, 2017, the total value of all such securities was $7,293,288 or 2.9% of net assets.

2 - Non-income producing security.

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
September 30, 2017
name	Shares	Value
COMMON STOCKS - 97.8%
AUSTRALIA - 4.9%
Rental - Diversified - 2.5%
Dexus	3,781,300	$28,217,599
The GPT Group	4,664,500	18,176,092
Total Rental - Diversified		46,393,691
Retail - 2.4%
Westfield Corp.	7,396,744	45,542,292
Total AUSTRALIA		91,935,983
CHINA - 1.4%
Office - 1.4%
SOHO China Ltd.	46,421,400	26,641,371
Total CHINA		26,641,371
FRANCE - 0.8%
Retail - 0.8%
Eurocommercial Properties NV	334,000	14,282,142
Total FRANCE		14,282,142
GERMANY - 5.4%
Office - 2.0%
alstria office REIT-AG	2,580,678	36,890,775
Residential - 3.4%
Grand City Properties SA	1,259,187	26,593,967
Vonovia SE	866,055	36,883,134
Total Residential		63,477,101
Total GERMANY		100,367,876
HONG KONG - 4.5%
Office - 2.5%
Hongkong Land Holdings Ltd.	6,418,300	46,280,179
Rental - Diversified - 2.0%
I-CABLE Communications Ltd. [1]	933,912	30,688
The Wharf Holdings Ltd.	4,328,012	38,719,160
Total Rental-Diversified		38,749,848
Total HONG KONG		85,030,027
ITALY - 0.7%
Office - 0.7%
Beni Stabili SpA	15,661,186	13,586,232
Total ITALY		13,586,232
JAPAN - 10.1%
Datacenters - 1.0%
Leopalace21 Corp.	2,552,525	17,788,387
Office - 9.1%
Hulic REIT, Inc.	5,505	8,122,843
Mitsubishi Estate Company Ltd.	4,950,255	86,032,412
Mitsui Fudosan Company Ltd.	3,494,600	75,773,484
Total Office		169,928,739
Total JAPAN		187,717,126
SINGAPORE - 3.9%
Real Estate - Diversified - 2.5%
City Developments Ltd.	5,579,400	46,753,410
Retail - 1.4%
CapitaLand Mall Trust	18,075,600	26,676,558
Total SINGAPORE		73,429,968
SPAIN - 2.0%
Rental - Diversified - 2.0%
Merlin Properties Socimi SA	2,664,800	36,943,189
Total SPAIN		36,943,189
UNITED KINGDOM - 12.5%
Industrial - 0.7%
Tritax Big Box REIT PLC	7,259,657	13,856,901
Office - 4.5%
Derwent London PLC	577,017	21,612,940
Great Portland Estates PLC	7,565,511	61,998,734
Total Office		83,611,674
Rental - Diversified - 3.7%
Land Securities Group PLC	5,314,284	69,252,972
Retail - 3.6%
Capital & Counties Properties PLC	5,202,617	18,466,247
Hammerson PLC	6,652,837	47,902,593
Total Retail		66,368,840
Total UNITED KINGDOM		233,090,387
UNITED STATES - 51.6%
Datacenters - 3.8%
Equinix, Inc.	79,325	35,402,748
QTS Realty Trust, Inc.	685,847	35,910,949
Total Datacenters		71,313,697
Healthcare - 3.8%
Ventas, Inc.	543,525	35,399,783
Welltower, Inc.	500,400	35,168,112
Total Healthcare		70,567,895
Hotel - 3.0%
LaSalle Hotel Properties	646,300	18,755,626
Park Hotels & Resorts, Inc.	1,362,722	37,556,618
Total Hotel		56,312,244
Industrial - 4.9%
Duke Realty Corp.	1,407,477	40,563,487
Prologis, Inc.	796,100	50,520,506
Total Industrial		91,083,993
Net Lease - 3.2%
Gramercy Property Trust	1,079,669	32,659,983
MGM Growth Properties LLC	892,721	26,969,101
Total Net Lease		59,629,084
Office - 5.9%
Hudson Pacific Properties, Inc.	982,951	32,958,347
Kilroy Realty Corp.	458,484	32,607,382
SL Green Realty Corp.	430,700	43,638,524
Total Office		109,204,253
Residential - 8.3%
American Campus Communities, Inc.	590,600	26,074,990
American Homes 4 Rent	2,091,303	45,402,188
Essex Property Trust, Inc.	142,611	36,227,472
Mid-America Apartment Communities, Inc.	432,028	46,175,153
Total Residential		153,879,803
Retail - 13.3%
Brixmor Property Group, Inc.	1,724,226	32,415,449
CBL & Associates Properties, Inc.	3,420,053	28,694,245
DDR Corp.	2,842,000	26,032,720
Federal Realty Investment Trust	221,500	27,512,515
Simon Property Group, Inc.	832,833	134,094,441
Total Retail		248,749,370
Self Storage - 2.2%
Public Storage	194,600	41,642,454
Telecommunication Services - 3.2%
Crown Castle International Corp.	599,700	59,958,006
Total UNITED STATES		962,340,799
Total COMMON STOCKS
(Cost $1,781,816,047)		1,825,365,100
Total Investments - 97.8%
(Cost $1,781,816,047)		1,825,365,100
Other Assets in Excess of Liabilities - 2.2%		40,270,613
TOTAL NET ASSETS - 100.0%		$1,865,635,713
The following note should be read in conjunction with the accompanying Schedule of Investments.
1 - Non-income producing security.

BROOKFIELD U.S. LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
September 30, 2017
	Shares	Value
COMMON STOCKS - 96.4%
Datacenters - 8.5%
Equinix, Inc.	2,000	$892,600
QTS Realty Trust, Inc.	22,600	1,183,336
Total Datacenters		2,075,936
Healthcare - 7.5%
Ventas, Inc.	14,200	924,846
Welltower, Inc.	12,900	906,612
Total Healthcare		1,831,458
Hotel - 6.6%
LaSalle Hotel Properties	15,900	461,418
Park Hotels & Resorts, Inc.	41,336	1,139,220
Total Hotel		1,600,638
Industrial - 8.5%
Duke Realty Corp.	25,400	732,028
Prologis, Inc.	20,900	1,326,314
Total Industrial		2,058,342
Net Lease - 6.4%
Gramercy Property Trust	28,066	848,997
MGM Growth Properties LLC	23,800	718,998
Total Net Lease		1,567,995
Office - 11.7%
Hudson Pacific Properties, Inc.	22,200	744,366
Kilroy Realty Corp.	10,300	732,536
SL Green Realty Corp.	13,500	1,367,820
Total Office		2,844,722
Residential - 13.5%
American Campus Communities, Inc.	10,100	445,915
American Homes 4 Rent	53,800	1,167,998
Essex Property Trust, Inc.	3,250	825,598
Mid-America Apartment Communities, Inc.	8,000	855,040
Total Residential		3,294,551
Retail - 23.4%
Brixmor Property Group, Inc.	36,200	680,560
CBL & Associates Properties, Inc.	93,787	786,873
DDR Corp.	49,300	451,588
Federal Realty Investment Trust	6,600	819,786
Simon Property Group, Inc.	18,449	2,970,473
Total Retail		5,709,280
Self Storage - 3.9%
Public Storage	4,400	941,556
Telecommunication Services - 6.4%
Crown Castle International Corp.	15,700	1,569,687
TOTAL COMMON STOCKS
(Cost $22,980,123)		23,494,165
Total Investments - 96.4%
(Cost $22,980,123)		23,494,165
Other Assets in Excess of Liabilities - 3.6%		876,883
TOTAL NET ASSETS - 100.0%		$24,371,048

BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited)
September 30, 2017
	Shares	Value
COMMON STOCKS - 84.3%
AUSTRALIA - 2.5%
Pipelines - 0.7%
APA Group	84,000	$551,029
Rental - Diversified - 0.9%
Dexus	52,100	388,791
The GPT Group	68,700	267,702
Total Rental - Diversified		656,493
Retail - 0.9%
Westfield Corp.	111,830	688,546
Total AUSTRALIA		1,896,068
BRAZIL - 0.7%
Water - 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	49,900	521,954
Total BRAZIL		521,954
CANADA - 7.0%
Electricity Transmission & Distribution - 0.4%
Hydro One Ltd. [1]	16,400	298,624
Pipelines - 6.6%
Enbridge, Inc.	43,804	1,829,745
Inter Pipeline Ltd.	14,100	292,114
Pembina Pipeline Corp.	27,100	950,862
TransCanada Corp.	37,071	1,832,233
Total Pipelines		4,904,954
Total CANADA		5,203,578
CHINA - 1.4%
Gas Utilities - 0.2%
ENN Energy Holdings Ltd.	23,900	173,147
Office - 0.5%
SOHO China Ltd.	685,400	393,353
Pipelines - 0.5%
Beijing Enterprises Holdings Ltd.	60,400	325,333
Water - 0.2%
Guangdong Investment Ltd.	111,800	159,641
Total CHINA		1,051,474
DENMARK - 0.9%
Other - 0.9%
DONG Energy A/S [1]	12,000	687,868
Total DENMARK		687,868
FRANCE - 3.4%
Retail - 0.3%
Eurocommercial Properties NV	4,700	200,976
Toll Roads - 3.1%
Eiffage SA	4,500	466,033
Groupe Eurotunnel SE	44,800	540,172
Vinci SA	13,800	1,311,174
Total Toll Roads		2,317,379
Total FRANCE		2,518,355
GERMANY - 2.0%
Office - 0.7%
alstria office REIT-AG	35,986	514,420
Residential - 1.3%
Grand City Properties SA	18,510	390,930
Vonovia SE	12,816	545,802
Total Residential		936,732
Total GERMANY		1,451,152
HONG KONG - 2.2%
Gas Utilities - 0.5%
China Gas Holdings Ltd.	56,200	168,676
China Resources Gas Group Ltd.	65,400	228,290
Total Gas Utilities		396,966
Office - 0.9%
Hongkong Land Holdings Ltd.	90,743	654,317
Rental - Diversified - 0.8%
I-CABLE Communications Ltd. [2]	13,834	454
The Wharf Holdings Ltd.	67,487	603,751
Total Rental - Diversified		604,205
Total HONG KONG		1,655,488
ITALY - 2.2%
Electric Utilities & Generation - 0.7%
Enel SpA	89,400	538,571
Office - 0.1%
Beni Stabili SpA	129,700	112,516
Pipelines - 0.3%
Italgas SpA	37,473	210,484
Toll Roads - 1.1%
Atlantia SpA	25,600	808,895
Total ITALY		1,670,466
JAPAN - 3.6%
Datacenters - 0.3%
Leopalace21 Corp.	35,304	246,031
Office - 3.3%
Hulic REIT, Inc.	66	97,385
Mitsubishi Estate Company Ltd.	74,050	1,286,944
Mitsui Fudosan Company Ltd.	50,200	1,088,488
Total Office		2,472,817
Total JAPAN		2,718,848
MEXICO - 1.0%
Airports - 0.4%
Grupo Aeroportuario del Pacifico SAB de CV	29,500	302,128
Toll Roads - 0.6%
Promotora y Operadora de Infraestructura SAB de CV	43,993	464,475
Total MEXICO		766,603
NEW ZEALAND - 0.5%
Airports - 0.5%
Auckland International Airport Ltd.	81,000	377,120
Total NEW ZEALAND		377,120
SINGAPORE - 1.4%
Real Estate - Diversified - 0.9%
City Developments Ltd.	77,500	649,422
Retail - 0.5%
CapitaLand Mall Trust	262,800	387,849
Total SINGAPORE		1,037,271
SPAIN - 2.5%
Rental - Diversified - 0.7%
Merlin Properties Socimi SA	38,100	528,196
Toll Roads - 1.8%
Abertis Infraestructuras SA	14,900	301,231
Ferrovial SA	39,802	876,986
Obrascon Huarte Lain SA [2]	43,200	156,139
Total Toll Roads		1,334,356
Total SPAIN		1,862,552
SWITZERLAND - 0.5%
Airports - 0.5%
Flughafen Zurich AG	1,550	350,788
Total SWITZERLAND		350,788
UNITED KINGDOM - 8.1%
Electricity Transmission & Distribution - 1.8%
National Grid PLC	110,933	1,373,966
Industrial - 0.3%
Tritax Big Box REIT PLC	109,400	208,818
Office - 1.9%
Derwent London PLC	8,600	322,125
Great Portland Estates PLC	137,868	1,129,819
Total Office		1,451,944
Rental - Diversified - 1.4%
Land Securities Group PLC	78,057	1,017,200
Retail - 1.3%
Capital & Counties Properties PLC	77,000	273,305
Hammerson PLC	93,526	673,417
Total Retail		946,722
Water - 1.4%
Pennon Group PLC	32,400	345,943
Severn Trent PLC	25,500	742,775
Total Water		1,088,718
Total UNITED KINGDOM		6,087,368
UNITED STATES - 44.4%
Datacenters - 1.4%
Equinix, Inc.	1,100	490,930
QTS Realty Trust, Inc.	10,000	523,600
Total Datacenters		1,014,530
Electric Utilities & Generation - 2.4%
American Electric Power Company, Inc.	11,500	807,760
CMS Energy Corp.	6,700	310,344
FirstEnergy Corp.	11,200	345,296
Pattern Energy Group, Inc.	14,400	347,040
Total Electric Utilities & Generation		1,810,440
Electricity Transmission & Distribution - 5.3%
Edison International	16,300	1,257,871
PG&E Corp.	22,100	1,504,789
Sempra Energy	10,800	1,232,604
Total Electricity Transmission & Distribution		3,995,264
Gas Utilities - 0.5%
Southwest Gas Holdings, Inc.	4,400	341,528
Healthcare - 1.4%
Ventas, Inc.	7,800	508,014
Welltower, Inc.	7,160	503,205
Total Healthcare		1,011,219
Hotel - 1.1%
LaSalle Hotel Properties	9,200	266,984
Park Hotels & Resorts, Inc.	19,730	543,759
Total Hotel		810,743
Industrial - 1.8%
Duke Realty Corp.	20,500	590,810
Prologis, Inc.	11,600	736,136
Total Industrial		1,326,946
Midstream - 5.4%
Cheniere Energy, Inc. [2]	6,000	270,240
Enable Midstream Partners LP	7,900	126,242
EQT Midstream Partners LP	5,820	436,325
Phillips 66 Partners LP	6,100	320,616
Rice Midstream Partners LP	16,964	355,226
Targa Resources Corp.	17,810	842,413
The Williams Companies, Inc.	41,000	1,230,410
Western Gas Partners LP	9,620	493,314
Total Midstream		4,074,786
Net Lease - 1.2%
Gramercy Property Trust	15,422	466,515
MGM Growth Properties LLC	13,098	395,691
Total Net Lease		862,206
Office - 2.1%
Hudson Pacific Properties, Inc.	14,210	476,461
Kilroy Realty Corp.	6,700	476,504
SL Green Realty Corp.	6,300	638,316
Total Office		1,591,281
Oil Gas Transportation & Distribution - 0.2%
Archrock Partners LP	4,100	58,466
Oasis Midstream Partners LP [2]	5,500	93,280
Total Oil Gas Transportation & Distribution		151,746
Pipelines - 7.4%
Boardwalk Pipeline Partners LP	32,800	482,160
Enbridge Energy Partners LP	12,850	205,355
Energy Transfer Partners LP	57,305	1,048,108
Enterprise Products Partners LP	37,095	967,067
Kinder Morgan, Inc.	83,700	1,605,366
MPLX LP	12,500	437,625
NuStar GP Holdings LLC	5,600	123,200
Plains All American Pipeline LP	20,800	440,752
Williams Partners LP	6,179	240,363
Total Pipelines		5,549,996
Residential - 2.9%
American Campus Communities, Inc.	8,300	366,445
American Homes 4 Rent	30,373	659,398
Essex Property Trust, Inc.	1,963	498,661
Mid-America Apartment Communities, Inc.	6,200	662,656
Total Residential		2,187,160
Retail - 4.8%
Brixmor Property Group, Inc.	24,753	465,356
CBL & Associates Properties, Inc.	50,462	423,376
DDR Corp.	41,000	375,560
Federal Realty Investment Trust	3,000	372,630
Simon Property Group, Inc.	12,265	1,974,788
Total Retail		3,611,710
Self Storage - 0.8%
Public Storage	2,800	599,172
Telecommunication Services - 5.7%
American Tower Corp.	17,100	2,337,298
Crown Castle International Corp.	8,700	869,826
SBA Communications Corp. [2]	7,600	1,094,780
Total Telecommunication Services		4,301,904
Total UNITED STATES		33,240,631
Total COMMON STOCKS
(Cost $59,447,761)		63,097,584
CONVERTIBLE PREFERRED STOCKS - 0.6%
UNITED STATES - 0.6%
Net Lease - 0.1%
Lexington Realty Trust, Series C, 6.50%	1,759	90,534
Office - 0.5%
Equity Commonwealth, Series D, 6.50%	12,524	333,514
Total UNITED STATES		424,048
Total CONVERTIBLE PREFERRED STOCKS
(Cost $400,846)		424,048
	Principal Amount (000s)	Value
CORPORATE DEBT - 9.5%
CANADA - 0.9%
Energy - 0.5%
MEG Energy Corp., 6.50%, 01/15/25 [1]	$175	$170,844
Precision Drilling Corp., 6.63%, 11/15/20	105	105,026
Trinidad Drilling Ltd., 6.63%, 02/15/25 [1]	125	116,875
Total Energy		392,745
Metals & Mining - 0.4%
Hudbay Minerals, Inc., 7.63%, 01/15/25 [1]	175	189,441
Kinross Gold Corp., 5.95%, 03/15/24	100	111,100
Total Metals & Mining		300,541
Total CANADA		693,286
LUXEMBOURG - 0.2%
Metals & Mining - 0.2%
ArcelorMittal, 6.13%, 06/01/25	150	172,500
Total LUXEMBOURG		172,500
UNITED STATES - 8.4%
Construction & Building Materials - 0.4%
PulteGroup, Inc., 6.38%, 05/15/33	125	135,625
Toll Brothers Finance Corp., 4.88%, 11/15/25	175	182,263
Total Construction & Building Materials		317,888
Electric Utilities & Generation - 0.2%
Pattern Energy Group, Inc., 5.88%, 02/01/24 [1]	125	131,875
Energy - 0.5%
EP Energy LLC, 8.00%, 11/29/24 [1]	175	176,750
Range Resources Corp., 5.75%, 06/01/21 [1]	175	182,000
Total Energy		358,750
Health Facilities - 0.6%
HCA, Inc., 5.25%, 06/15/26	275	296,312
Tenet Healthcare Corp., 8.13%, 04/01/22	125	127,188
Total Health Facilities		423,500
Infrastructure Services - 0.2%
Terex Corp., 5.63%, 02/01/25 [1]	100	105,375
Leisure - 0.6%
Boyd Gaming Corp., 6.38%, 04/01/26	150	163,688
GLP Capital LP, 5.38%, 04/15/26	125	136,406
MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/24	150	162,537
Total Leisure		462,631
Media - 0.8%
CCO Holdings LLC, 5.75%, 01/15/24	125	129,843
CCO Holdings LLC, 5.88%, 05/01/27 [1]	150	157,125
CSC Holdings LLC, 5.25%, 06/01/24	175	176,969
Mediacom Broadband LLC, 6.38%, 04/01/23	150	156,000
Total Media		619,937
Metals & Mining - 0.2%
AK Steel Corp., 7.63%, 10/01/21	150	156,000
Midstream - 0.2%
Targa Resources Partners LP, 5.25%, 05/01/23	175	178,500
Oil Gas Transportation & Distribution - 0.7%
AmeriGas Partners LP, 5.50%, 05/20/25	125	128,437
Antero Midstream Partners LP, 5.38%, 09/15/24	100	103,500
Blue Racer Midstream LLC, 6.13%, 11/15/22 [1]	175	181,563
Crestwood Midstream Partners LP, 6.25%, 04/01/23	100	103,125
Total Oil Gas Transportation & Distribution		516,625
Other - 0.1%
Teekay Offshore Partners LP, 6.00%, 07/30/19	100	99,000
Pipelines - 0.2%
MPLX LP, 4.88%, 12/01/24	125	134,695
Real Estate - 0.3%
Hospitality Properties Trust, 4.95%, 02/15/27	100	104,765
Lamar Media Corp., 5.38%, 01/15/24	125	131,562
Total Real Estate		236,327
Services - 0.3%
United Rentals North America, Inc., 5.75%, 11/15/24	175	185,719
Telecommunication Services - 2.3%
CenturyLink, Inc., 7.65%, 03/15/42	200	174,500
Comcast Corp., 3.15%, 02/15/28	225	224,170
Crown Castle International Corp., 4.75%, 05/15/47	150	153,249
CyrusOne LP, 5.38%, 03/15/27 [1]	150	160,875
Frontier Communications Corp., 11.00%, 09/15/25	175	148,312
Level 3 Financing, Inc., 5.38%, 05/01/25	175	179,922
SBA Communications Corp., 4.88%, 09/01/24	150	154,313
Sprint Capital Corp., 6.88%, 11/15/28	100	112,000
T-Mobile USA, Inc., 6.50%, 01/15/26	100	110,375
Windstream Services LLC, 7.50%, 06/01/22	200	143,876
Zayo Group LLC, 6.00%, 04/01/23	150	158,438
Total Telecommunication Services		1,720,030
Transportation - 0.1%
Watco Companies LLC, 6.38%, 04/01/23 [1]	100	103,750
Utility - 0.7%
AES Corp., 4.88%, 05/15/23	100	103,000
Calpine Corp., 5.75%, 01/15/25	100	94,375
Dynegy, Inc., 6.75%, 11/01/19	76	78,660
NRG Energy, Inc., 6.25%, 07/15/22	100	105,000
NRG Yield Operating LLC, 5.38%, 08/15/24	100	105,000
Total Utility		486,035
Total UNITED STATES		6,236,637
Total CORPORATE DEBT
(Cost $7,046,548)		7,102,423
	Shares	Value
PREFERRED STOCKS - 2.4%
UNITED STATES - 2.4%
Datacenters - 0.2%
CoreSite Realty Corp., Series A, 7.25%	4,561	$116,351
Digital Realty Trust, Inc., Series G, 5.88%	1,389	34,947
Total Datacenters		151,298
Industrial - 0.1%
Rexford Industrial Realty, Inc., Series A, 5.88%	1,900	48,545
Midstream - 0.1%
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%	3,000	78,000
Net Lease - 0.3%
Gramercy Property Trust, Series A, 7.13%	7,058	187,249
National Retail Properties, Inc., Series F, 5.20%	2,800	70,224
Total Net Lease		257,473
Office - 0.0%
Vornado Realty Trust, Series L, 5.40%	1,200	30,480
Residential - 0.7%
American Homes 4 Rent, Series A, 5.00% [3]	9,081	258,718
American Homes 4 Rent, Series C, 5.50% [3]	3,400	97,138
American Homes 4 Rent, Series E, 6.35%	3,800	101,004
American Homes 4 Rent, Series F, 5.88%	2,200	56,496
Total Residential		513,356
Retail - 0.1%
DDR Corp., Series K, 6.25%	3,432	86,829
Self Storage - 0.9%
Public Storage, Series D, 4.95%	14,200	357,698
Public Storage , Series G, 5.05%	9,700	244,828
Public Storage , Series F, 5.15%	2,600	65,858
Total Self Storage		668,384
Total UNITED STATES		1,834,365
Total PREFERRED STOCKS
(Cost $1,784,236)		1,834,365
Total Investments - 96.8%
(Cost $68,679,391)		72,458,420
Other Assets in Excess of Liabilities - 3.2%		2,404,898
TOTAL NET ASSETS - 100.0%		$74,863,318
The following notes should be read in conjunction with the accompanying Schedule of Investments.
ADR - American Depositary Receipt
1 - Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of September 30, 2017, the total value of all such securities was $2,662,965 or 3.6% of net assets.

2 - Non-income producing security.
3 - Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of September 30, 2017.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Trust’s Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in each Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that each Fund could purchase or sell a portfolio security at the price used to calculate each Fund’s NAV.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

Securities for which market prices are not readily available or which cannot be valued using the sources described above will be valued using an internal proprietary fair value methodology. For any security warranting such fair value measurement, a memorandum, including the specific methodology and supporting information, will be provided to the Valuation Committee by a portfolio manager or analyst looking to fair value a particular security utilizing the internal proprietary fair value methodology. A portfolio manager or analyst shall use their best efforts to maximize the use of relevant observable inputs and minimize the use of unobservable inputs within their valuation technique. The Valuation Committee shall review the memorandum and supporting information provided by a portfolio manager or analyst and consider all relevant factors as it deems appropriate before approving the fair value recommendation.

Each Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical assets or liabilities
Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service providers who are subject to oversight by the Adviser), regularly compares its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Brookfield Global Listed Infrastructure Fund

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$4,417,418	$-	$4,417,418
Brazil	4,366,004	-	-	4,366,004
Canada	36,500,558	-	-	36,500,558
China	-	5,180,490	-	5,180,490
Denmark	-	4,815,074	-	4,815,074
France	-	16,133,150	-	16,133,150
Hong Kong	-	3,033,564	-	3,033,564
Italy	-	11,028,208	-	11,028,208
Mexico	6,048,390	-	-	6,048,390
New Zealand	-	2,806,055	-	2,806,055
Spain	-	9,012,343	-	9,012,343
Switzerland	-	2,633,171	-	2,633,171
United Kingdom	-	15,375,375	-	15,375,375
United States	125,531,228	-	-	125,531,228
Total	$172,446,180	$74,434,848	$-	$246,881,028

For further information regarding security characteristics, see the Schedule of Investments.

During the nine months ended September 30, 2017, there was a transfer from Level 1 to Level 2 of $1,804,846, which represents a common stock that was previously priced using the market close price and is currently priced using the factor adjusted price.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Brookfield Global Listed Real Estate Fund

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$91,935,983	$-	$91,935,983
China	-	26,641,371	-	26,641,371
France	14,282,142	-	-	14,282,142
Germany	-	100,367,876	-	100,367,876
Hong Kong	-	85,030,027	-	85,030,027
Italy	13,586,232	-	-	13,586,232
Japan	-	187,717,126	-	187,717,126
Singapore	-	73,429,968	-	73,429,968
Spain	-	36,943,189	-	36,943,189
United Kingdom	-	233,090,387	-	233,090,387
United States	962,340,799	-	-	962,340,799
Total	$990,209,173	$835,155,927	$-	$1,825,365,100

For further information regarding security characteristics, see the Schedule of Investments.

During the nine months ended September 30, 2017, there were no transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Brookfield U.S. Listed Real Estate Fund

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$23,494,165	$-	$-	$23,494,165
Total	$23,494,165	$-	$-	$23,494,165

For further information regarding security characteristics, see the Schedule of Investments.

During the nine months ended September 30, 2017, there were no transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Brookfield Real Assets Securities Fund

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$1,896,068	$-	$1,896,068
Brazil	521,954	-	-	521,954
Canada	5,203,578	-	-	5,203,578
China	-	1,051,474	-	1,051,474
Denmark	-	687,868	-	687,868

France	200,976	2,317,379	-	2,518,355
Germany	-	1,451,152	-	1,451,152
Hong Kong	-	1,655,488	-	1,655,488
Italy	112,516	1,557,950	-	1,670,466
Japan	-	2,718,848	-	2,718,848
Mexico	766,603	-	-	766,603
New Zealand	-	377,120	-	377,120
Singapore	-	1,037,271	-	1,037,271
Spain	-	1,862,552	-	1,862,552
Switzerland	-	350,788	-	350,788
United Kingdom	-	6,087,368	-	6,087,368
United States	33,240,631	-	-	33,240,631
Total Common Stocks	40,046,258	23,051,326	-	63,097,584
Convertible Preferred Stocks:
United States	333,514	90,534	-	424,048
Corporate Debt:
Canada	-	693,286	-	693,286
Luxembourg	-	172,500	-	172,500
United States	-	6,236,637	-	6,236,637
Total Corporate Debt	-	7,102,423	-	7,102,423
Preferred Stocks:
United States	1,834,365	-	-	1,834,365
Total	$42,214,137	$30,244,283	$-	$72,458,420

For further information regarding security characteristics, see the Schedule of Investments.

During the nine months ended September 30, 2017, there were transfers from Level 1 to Level 2 of $210,484, which represents a common stock that was previously priced using the market close price and is currently priced using the factor adjusted price and $90,534 which represents a convertible preferred stock that was previously priced using a market close price and is currently priced using the mean of the bid and ask price. There was also a transfer from Level 2 to Level 1 of $187,249, which represents a preferred stock that was previously priced using the mean of the bid and ask price and is currently priced using the market close price.  There were no additional transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Investment Funds

By (Signature and Title)  /s/ Brian F. Hurley
 Brian F. Hurley
 President and Principal Executive Officer

Date:  November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:  November 27, 2017

By (Signature and Title)  /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date:  November 27, 2017